Investments in equity-accounted associates and joint ventures	12 Months Ended
Oct. 31, 2024
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Investments in equity-accounted associates and joint ventures

Note 2 4	Investments in equity-accounted associates and joint ventures

Joint ventures
CIBC is a 50/50 joint venture partner with The Bank of New York Mellon in two joint ventures: CIBC Mellon Trust Company and CIBC Mellon Global Securities Services Company Inc. (collectively referred to as CIBC Mellon), which provide trust and asset servicing, both in Canada. As at October 31, 2024, the carrying value of our investments in the joint ventures was $640 million (2023: $532 million), which was included in Corporate and Other.
 On November 1, 2024, CIBC Mellon Global Securities Services Company Inc. and CIBC Mellon Trust Company were amalgamated to form a single entity, CIBC Mellon Trust Company, with no impact to our consolidated financial statements.
As at October 31, 2024, loans to the joint ventures totalled nil (2023: nil) and undrawn credit commitments totalled $138 million (2023: $131 million).
CIBC, The Bank of New York Mellon, and CIBC Mellon have, jointly and severally, provided indemnities to customers of the joint ventures in respect of securities lending transactions. See Note 2
0
for additional details.
There was no unrecognized share of losses of any joint ventures, either for the year or cumulatively. In 2024 and 2023, none of our joint ventures experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2024	2023
Net income	$68	$46
OCI	113	61
Total comprehensive income	$181	$107
Associates
As at October 31, 2024, the total carrying value of our investments in associates was $145 million (2023: $137 million). These investments are unlisted associates with a fair value of $253 million (2023: $240 million), based on non-observable
valuation inputs categorized as Level 3 valuation inputs within the fair value hierarchy. Of the total carrying value of our investments in associates, $39 million (2023: $19 million) was included in Canadian Personal and Business Banking, $23 million (2023: $33 million) in Canadian Commercial Banking and Wealth Management, nil (2023: nil) in U.S. Commercial Banking and Wealth Management, $45 million (2023: $42 million) in Capital Markets and Direct Financial Services, and $38 million (2023: $43 million) in Corporate and Other.
As at October 31, 2024, loans to associates totalled nil (2023: nil) and undrawn credit commitments totalled $5 million (2023: $1 million). We also had commitments to invest up to nil (2023: nil) in our associates.
There was
an

unrecognized share of losses for associates of $6 million (2023: nil) for the year and $6 million (2023: nil) cumulatively. In 2024 and 2023, none of our associates experienced any significant restrictions to transfer funds in the form of cash dividends or distributions, or repayment of loans or advances.
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2024	2023
Net income (loss)	$11	$(16)
OCI	–	5
Total comprehensive income (loss)	$11	$(11)